Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SSGA Active Trust
Entity Central Index Key	0001516212
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000234159
Shareholder Report [Line Items]
Fund Name	SPDR Blackstone High Income ETF
Trading Symbol	HYBL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Blackstone High Income ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Blackstone High Income ETF	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund's allocation to shorter duration assets coupled with the contribution from its credit risk exposure were contributors to the Fund's outperformance vs. the Primary Index during the reporting period.The Fund's asset allocation, especially its allocation to CLOs, was the largest contributor to the Fund's outperformance relative to the Secondary Index during the reporting period. This was augmented by the Fund’s credit selection within bonds.On an issuer level, the top contributors to the Fund’s total return during the reporting period were CCO Holdings, SPDR Blackstone Senior Loan ETF, and Uniti Group. The top detractors from the Fund’s total return during the reporting period were CDK Global, Compass Group, and W&T Offshore.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 02/16/22
HYBL	9.08%	5.79%
Bloomberg U.S. Aggregate Bond Index	6.08%	0.23%
SPDR Blackstone High Income Composite Index	8.77%	6.22%

Performance Inception Date	Feb. 16, 2022
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 405,201,894
Holdings Count | Holding	645
Advisory Fees Paid, Amount	$ 1,793,526
InvestmentCompanyPortfolioTurnover	192.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$405,201,894 Number of Portfolio Holdings645 Portfolio Turnover Rate192% Total Advisory Fees Paid$1,793,526
Holdings [Text Block]

Top Security Types

Asset	%
Corporate Bonds & Notes	47.1%
Senior Floating Rate Loans	38.6%
Asset-Backed Securities	10.3%
Short-Term Investments	5.7%
Mutual Funds and Exchange Traded Products	1.4%
Common Stocks	0.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
SPDR Blackstone Senior Loan ETF	1.4%
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, due 09/20/31	0.8%
Fair Isaac Corp., 4.00%, due 06/15/28	0.7%
Nexstar Media, Inc., 4.75%, due 11/01/28	0.7%
Rakuten Group, Inc., 9.75%, due 04/15/29	0.7%
TransDigm, Inc., 6.38%, due 03/01/29	0.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, due 09/01/29	0.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, due 01/15/30	0.7%
goeasy Ltd., 7.63%, due 07/01/29	0.6%
MPT Operating Partnership LP/MPT Finance Corp., 4.63%, due 08/01/29	0.6%

Material Fund Change [Text Block]
C000101921
Shareholder Report [Line Items]
Fund Name	SPDR Blackstone Senior Loan ETF
Trading Symbol	SRLN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Blackstone Senior Loan ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Blackstone Senior Loan ETF	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed the Primary Index during the reporting period, mainly driven by its allocation to high yield bonds. Credit selection was positive; we maintain conviction in the loans in the portfolio, which represent the senior-most obligation in the capital structure. Similarly, the Fund’s allocation to bonds drove its outperformance to the Secondary Index during the reporting period. Within sectors, overweight to Software & Services and Healthcare Equipment & Services contributed to total return. On an issuer level, the top contributors to the Fund’s total return during the reporting period were Asurion, Numericable, and Zayo. The top detractors from the Fund’s total return during the reporting period were CDK Global, Newfold Digital, and Peraton.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SRLN	7.74%	5.95%	3.99%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
Markit iBoxx USD Liquid Leveraged Loan Index	6.72%	5.98%	3.83%
Morningstar LSTA U.S. Leveraged Loan 100 Index	7.78%	6.93%	4.92%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 6,924,282,261
Holdings Count | Holding	668
Advisory Fees Paid, Amount	$ 50,453,280
InvestmentCompanyPortfolioTurnover	195.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$6,924,282,261 Number of Portfolio Holdings668 Portfolio Turnover Rate195% Total Advisory Fees Paid$50,453,280
Holdings [Text Block]

Top Security Types

Asset	%
Senior Floating Rate Loans	86.5%
Corporate Bonds & Notes	11.3%
Short-Term Investments	4.0%
Repurchase Agreements	1.4%
Common Stocks	0.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
AssuredPartners, Inc., 7.83%, due 02/14/31	2.2%
Twitter, Inc., 10.93%, due 10/26/29	1.9%
Zayo Group Holdings, Inc., 7.44%, due 03/09/27	1.5%
Barclays Capital, Inc, 4.48%, due 06/15/26	1.4%
Boost Newco Borrower LLC, 6.30%, due 01/31/31	1.4%
McAfee LLC, 7.32%, due 03/01/29	1.3%
Gainwell Acquisition Corp., 8.40%, due 10/01/27	1.3%
Team Health Holdings, Inc., 9.53%, due 03/02/27	1.3%
Allied Universal Holdco LLC, 8.18%, due 05/12/28	1.3%
Great Outdoors Group LLC, 7.58%, due 01/23/32	1.3%

Material Fund Change [Text Block]
C000164161
Shareholder Report [Line Items]
Fund Name	SPDR DoubleLine Emerging Markets Fixed Income ETF
Trading Symbol	EMTL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR DoubleLine Emerging Markets Fixed Income ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR DoubleLine Emerging Markets Fixed Income ETF	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the reporting period, Emerging Markets sovereign debt saw significant spread compression, while EM corporates generated positive returns but lagged sovereigns. The primary driver of the Fund’s relative underperformance was asset allocation. The Fund maintained an underweight to high yield credits relative to the Index which detracted from performance. Over the 12-month period, risk was broadly rewarded with the high yield subsector of the Index generating a return of 9.01% and the investment grade portion, 7.01%. In terms of regional allocation, the Fund lacked exposure to Europe, the best performing region within the Index, detracting from relative performance. In contrast, the Fund benefitted from its underweight to the Middle East and Asia, which had the least positive returns within the Index. The Fund ended the period with a shorter duration than the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 04/13/16
EMTL	7.61%	2.12%	3.33%
Bloomberg Global Aggregate Bond Index	8.91%	(1.16%)	0.60%
JP Morgan Corporate Emerging Market Bond Index Broad Diversified Index	7.82%	3.02%	4.17%

Performance Inception Date	Apr. 13, 2016
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 92,547,077
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 593,343
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$92,547,077 Number of Portfolio Holdings124 Portfolio Turnover Rate56% Total Advisory Fees Paid$593,343
Holdings [Text Block]

Top Ten Countries

Country	%
Peru	14.9%
Mexico	14.1%
Chile	12.8%
India	11.1%
Brazil	10.7%
Singapore	7.3%
Colombia	7.1%
Paraguay	4.9%
Indonesia	4.4%
Morocco	1.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Chile Electricity Lux MPC II SARL, 5.67%, due 10/20/35	2.5%
Oversea-Chinese Banking Corp. Ltd., 1.83%, due 09/10/30	2.5%
Pertamina Persero PT, 1.40%, due 02/09/26	2.4%
DBS Group Holdings Ltd., 1.82%, due 03/10/31	2.4%
Banco Internacional del Peru SAA Interbank, 4.00%, due 07/08/30	2.2%
Guara Norte SARL, 5.20%, due 06/15/34	2.1%
Raizen Fuels Finance SA, 5.70%, due 01/17/35	2.0%
Banco de Credito del Peru SA, 3.25%, due 09/30/31	2.0%
GNL Quintero SA, 4.63%, due 07/31/29	1.9%
Mexico Generadora de Energia S de Real, 5.50%, due 12/06/32	1.9%

Material Fund Change [Text Block]
C000164160
Shareholder Report [Line Items]
Fund Name	SPDR DoubleLine Short Duration Total Return Tactical ETF
Trading Symbol	STOT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR DoubleLine Short Duration Total Return Tactical ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR DoubleLine Short Duration Total Return Tactical ETF	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The primary driver of underperformance was duration positioning as the Fund maintains a slightly shorter duration than the Index. This was not accretive to performance as rates at the short end of the U.S. Treasury yield curve, particularly the 2-year Treasury, fell materially over the reporting period. The Fund continues to maintain a higher credit allocation than the Index with a roughly sixty-five percent weighting to credit risk sectors, compared to approximately thirty percent in the Index.

The Fund’s best performing sector was non-Agency MBS as the sector experienced credit spread tightening and yields fell across the intermediate segment of the U.S. Treasury yield curve. Investment grade corporates and bank loans also delivered strong performance, as credit spreads on corporate assets tended to tighten over the period.

Every sector within the portfolio generated a positive return. The greatest contribution to the Fund’s performance during the period was U.S. Treasurys. No sector detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	STOT	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate 1-3 Year Index
04/13/16	$10,000	$10,000	$10,000
04/30/16	$10,022	$10,008	$10,010
05/31/16	$10,026	$10,010	$10,003
06/30/16	$10,104	$10,190	$10,063
07/31/16	$10,146	$10,254	$10,065
08/31/16	$10,153	$10,243	$10,055
09/30/16	$10,170	$10,237	$10,066
10/31/16	$10,166	$10,158	$10,063
11/30/16	$10,077	$9,918	$10,022
12/31/16	$10,092	$9,932	$10,028
01/31/17	$10,105	$9,952	$10,047
02/28/17	$10,142	$10,018	$10,063
03/31/17	$10,154	$10,013	$10,070
04/30/17	$10,202	$10,090	$10,088
05/31/17	$10,226	$10,168	$10,105
06/30/17	$10,219	$10,158	$10,101
07/31/17	$10,252	$10,202	$10,127
08/31/17	$10,283	$10,293	$10,148
09/30/17	$10,268	$10,244	$10,136
10/31/17	$10,267	$10,250	$10,133
11/30/17	$10,247	$10,237	$10,112
12/31/17	$10,256	$10,284	$10,115
01/31/18	$10,223	$10,165	$10,088
02/28/18	$10,205	$10,069	$10,078
03/31/18	$10,226	$10,134	$10,095
04/30/18	$10,212	$10,058	$10,084
05/31/18	$10,258	$10,130	$10,122
06/30/18	$10,263	$10,118	$10,123
07/31/18	$10,270	$10,120	$10,129
08/31/18	$10,303	$10,185	$10,165
09/30/18	$10,298	$10,120	$10,158
10/31/18	$10,292	$10,040	$10,168
11/30/18	$10,314	$10,100	$10,198
12/31/18	$10,375	$10,285	$10,277
01/31/19	$10,432	$10,394	$10,318
02/28/19	$10,457	$10,388	$10,334
03/31/19	$10,530	$10,588	$10,402
04/30/19	$10,567	$10,590	$10,426
05/31/19	$10,622	$10,778	$10,499
06/30/19	$10,692	$10,914	$10,557
07/31/19	$10,708	$10,938	$10,553
08/31/19	$10,762	$11,221	$10,636
09/30/19	$10,770	$11,161	$10,631
10/31/19	$10,798	$11,195	$10,668
11/30/19	$10,808	$11,189	$10,668
12/31/19	$10,837	$11,182	$10,692
01/31/20	$10,887	$11,397	$10,753
02/29/20	$10,935	$11,602	$10,840
03/31/20	$10,644	$11,534	$10,884
04/30/20	$10,793	$11,739	$10,943
05/31/20	$10,891	$11,793	$10,964
06/30/20	$10,952	$11,868	$10,979
07/31/20	$11,014	$12,045	$10,996
08/31/20	$11,040	$11,948	$10,998
09/30/20	$11,041	$11,941	$10,997
10/31/20	$11,043	$11,888	$10,996
11/30/20	$11,087	$12,004	$11,007
12/31/20	$11,123	$12,021	$11,022
01/31/21	$11,137	$11,935	$11,026
02/28/21	$11,109	$11,762	$11,019
03/31/21	$11,084	$11,616	$11,013
04/30/21	$11,118	$11,707	$11,022
05/31/21	$11,131	$11,746	$11,035
06/30/21	$11,138	$11,828	$11,019
07/31/21	$11,163	$11,960	$11,038
08/31/21	$11,171	$11,938	$11,038
09/30/21	$11,155	$11,834	$11,029
10/31/21	$11,127	$11,831	$10,993
11/30/21	$11,101	$11,866	$10,984
12/31/21	$11,115	$11,836	$10,967
01/31/22	$11,015	$11,581	$10,889
02/28/22	$10,945	$11,451	$10,840
03/31/22	$10,839	$11,133	$10,693
04/30/22	$10,750	$10,711	$10,633
05/31/22	$10,713	$10,780	$10,698
06/30/22	$10,635	$10,611	$10,624
07/31/22	$10,695	$10,870	$10,681
08/31/22	$10,687	$10,563	$10,595
09/30/22	$10,580	$10,106	$10,465
10/31/22	$10,520	$9,976	$10,451
11/30/22	$10,652	$10,342	$10,538
12/31/22	$10,694	$10,296	$10,559
01/31/23	$10,839	$10,612	$10,645
02/28/23	$10,803	$10,338	$10,565
03/31/23	$10,855	$10,601	$10,718
04/30/23	$10,917	$10,665	$10,755
05/31/23	$10,949	$10,549	$10,723
06/30/23	$10,980	$10,511	$10,680
07/31/23	$11,058	$10,504	$10,725
08/31/23	$11,098	$10,437	$10,765
09/30/23	$11,117	$10,172	$10,758
10/31/23	$11,137	$10,011	$10,793
11/30/23	$11,235	$10,464	$10,918
12/31/23	$11,370	$10,865	$11,050
01/31/24	$11,441	$10,835	$11,094
02/29/24	$11,451	$10,682	$11,055
03/31/24	$11,512	$10,781	$11,100
04/30/24	$11,506	$10,508	$11,062
05/31/24	$11,591	$10,687	$11,143
06/30/24	$11,654	$10,788	$11,205
07/31/24	$11,776	$11,040	$11,338
08/31/24	$11,872	$11,198	$11,442
09/30/24	$11,935	$11,348	$11,537
10/31/24	$11,894	$11,067	$11,470
11/30/24	$11,953	$11,184	$11,509
12/31/24	$11,973	$11,001	$11,534
01/31/25	$12,035	$11,059	$11,587
02/28/25	$12,131	$11,302	$11,669
03/31/25	$12,170	$11,307	$11,722
04/30/25	$12,226	$11,351	$11,810
05/31/25	$12,249	$11,270	$11,796
06/30/25	$12,332	$11,443	$11,872

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 04/13/16
STOT	5.82%	2.40%	2.30%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.47%
Bloomberg U.S. Aggregate 1-3 Year Index	5.95%	1.57%	1.88%

Performance Inception Date	Apr. 13, 2016
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 254,073,888
Holdings Count | Holding	473
Advisory Fees Paid, Amount	$ 820,018
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$254,073,888 Number of Portfolio Holdings473 Portfolio Turnover Rate70% Total Advisory Fees Paid$820,018
Holdings [Text Block]

Top Ten Security Types

Asset Type	%
U.S. Treasury Obligations	31.7%
Asset-Backed Securities	20.6%
Mortgage-Backed Securities	13.6%
Commercial Mortgage-Backed Securities	7.3%
U.S. Government Agency Obligations	5.6%
Banks	2.5%
Electric	2.1%
Pipelines	1.8%
Short-Term Investments	1.8%
Diversified Financial Services	1.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 0.63%, due 07/31/26	7.0%
U.S. Treasury Notes, 0.75%, due 01/31/28	5.7%
U.S. Treasury Notes, 0.75%, due 05/31/26	5.5%
U.S. Treasury Notes, 0.88%, due 09/30/26	3.8%
U.S. Treasury Notes, 0.50%, due 06/30/27	3.3%
U.S. Treasury Bills, 4.18%, due 07/31/25	2.4%
U.S. Treasury Notes, 0.88%, due 11/15/30	2.0%
OBX Trust, Class A1, 5.56%, due 05/25/55	1.5%
PRPM Trust, Class A1, 5.69%, due 04/25/70	1.5%
U.S. Treasury Notes, 0.63%, due 03/31/27	1.1%

Material Fund Change [Text Block]
C000144728
Shareholder Report [Line Items]
Fund Name	SPDR DoubleLine Total Return Tactical ETF
Trading Symbol	TOTL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR DoubleLine Total Return Tactical ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR DoubleLine Total Return Tactical ETF	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The primary driver of Fund performance was asset allocation as the Fund maintained a roughly forty percent weighting to credit risk sectors compared to approximately thirty percent in the Index. This contributed positively to performance as credit spreads tightened during the reporting period. The Fund maintained a slightly shorter duration than the Index.

The Fund’s best performing sector was high yield bonds as these assets significantly outperformed their investment grade counterparts because of material credit spread tightening in lower rated credits. Agency and non-Agency MBS also delivered strong performance as these longer-duration sectors benefitted from falling interest rates across the intermediate segment of the U.S. Treasury yield curve.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
TOTL	6.64%	0.14%	1.67%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 3,842,263,416
Holdings Count | Holding	1,484
Advisory Fees Paid, Amount	$ 18,490,203
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$3,842,263,416 Number of Portfolio Holdings1,484 Portfolio Turnover Rate20% Total Advisory Fees Paid$18,490,203
Holdings [Text Block]

Top Security Type

Asset	%
U.S. Government Agency Obligations	34.5%
U.S. Treasury Obligations	21.4%
Mortgage-Backed Securities	13.0%
Corporate Bonds & Notes	12.0%
Asset-Backed Securities	11.4%
Short-Term Investments	3.9%
Commercial Mortgage Backed Securities	2.4%
Senior Floating Rate Loans	1.0%
Foreign Government Obligations	0.2%
Common Stocks	0.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 0.75%, due 03/31/26	6.4%
U.S. Treasury Notes, 0.75%, due 01/31/28	6.1%
U.S. Treasury Notes, 0.88%, due 09/30/26	2.4%
U.S. Treasury Notes, 0.88%, due 11/15/30	1.7%
U.S. Treasury Notes, 0.75%, due 05/31/26	1.7%
U.S. Treasury Notes, 0.63%, due 08/15/30	1.6%
U.S. Treasury Notes, 0.38%, due 11/30/25	1.5%
Federal Home Loan Mortgage Corp., 5.50%, due 07/01/54	1.3%
Federal Home Loan Mortgage Corp., 5.50%, due 10/01/54	0.9%
Federal National Mortgage Association, 5.50%, due 09/01/54	0.8%

Material Fund Change [Text Block]
C000229692
Shareholder Report [Line Items]
Fund Name	SPDR Loomis Sayles Opportunistic Bond ETF
Trading Symbol	OBND
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Loomis Sayles Opportunistic Bond ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Loomis Sayles Opportunistic Bond ETF	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. high yield corporate bond spreads tightened over the period and the sector was aided by generally lower rates and solid fundamentals despite headline volatility. Within the portfolio, our allocation to the sector positively contributed to absolute performance. Communications and consumer cyclical names were mostly responsible for the positive impact on return.

U.S. investment grade corporate bonds performed well as spreads tightened over the period. Within the portfolio, investment grade corporates contributed to absolute performance. Financial, particularly banking, names were primarily responsible for the positive impact.

Over the reporting period, bank loans were resilient as persistent inflation and growth dynamics lent themselves to the idea that the U.S. Federal Reserve may be slower to cut than originally anticipated. For the portfolio, our allocation to bank loans aided absolute performance, with individual technology issues adding in particular.

The use of derivatives instruments within the Fund had a positive impact over the period. The majority of this effect is attributed to long exposure in interest rate futures.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 09/27/21
OBND	8.13%	1.67%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.96%)
SPDR Loomis Sayles Oppurtunistic Bond Composite Index	7.87%	2.16%

Performance Inception Date	Sep. 27, 2021
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 46,940,849
Holdings Count | Holding	453
Advisory Fees Paid, Amount	$ 222,407
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$46,940,849 Number of Portfolio Holdings453 Portfolio Turnover Rate129% Total Advisory Fees Paid$222,407
Holdings [Text Block]

Top Security Types

Asset	%
Corporate Bonds & Notes	57.3%
Senior Floating Rate Loans	20.5%
Short-Term Investments	7.5%
Asset-Backed Securities	4.8%
Mutual Funds and Exchange Traded Products	4.8%
U.S. Treasury Obligations	4.6%
Convertible Bonds	0.8%
Commercial Mortgage Backed Securities	0.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
SPDR Blackstone Senior Loan ETF	4.8%
U.S. Treasury Bills, 3.98%, due 07/15/25	2.7%
BCC Middle Market CLO LLC, Class A1, due 07/17/37	2.0%
U.S. Treasury Bills, 4.25%, due 09/18/25	2.0%
HSBC Holdings PLC, 7.05%, due 06/05/30	1.0%
Helmerich & Payne, Inc., 5.50%, due 12/01/34	1.0%
UniCredit SpA, 7.30%, due 04/02/34	0.9%
Sedgwick Claims Management Services, Inc., 7.33%, due 07/31/31	0.8%
S&S Holdings LLC, 9.32%, due 10/01/31	0.7%
Galaxy U.S. Opco, Inc., 9.28%, due 07/31/30	0.6%

Material Fund Change [Text Block]
C000231369
Shareholder Report [Line Items]
Fund Name	SPDR Nuveen Municipal Bond ESG ETF
Trading Symbol	MBNE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Nuveen Municipal Bond ESG ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Nuveen Municipal Bond ESG ETF	$43	0.43%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the reporting period the Fund closely mirrored the performance of the Index until the volatility experienced during March and April of 2025. The Fund’s longer duration was the primary driver of underperformance during the reporting period. Detracting roughly 80bps from relative returns, the longer duration & maturity positioning of the Fund was negatively impacted the Fund after yields increased roughly 30bps during the final three months of the reporting period. However, the Fund’s rating allocations contributed positively. About 18bps of relative return was helped by the Funds overweight position within non-rated bonds. An overweight to BBB, BB, and B rated bonds contributed as well. Sector and security selection impacts were relatively flat in the short to intermediate area of the yield curve, while longer positioning detracted from relative returns. Overweight positioning within the Health Care space detracted as well as an overweight to Special Tax. However, intermediate range security selection in the Special Tax sector partially recouped about 5bps of relative return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 04/04/22
MBNE	0.64%	1.84%
Bloomberg U.S. Aggregate Bond Index	6.08%	0.92%
Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index	2.55%	1.94%

Performance Inception Date	Apr. 04, 2022
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 13,007,202
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 142,292
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$13,007,202 Number of Portfolio Holdings37 Portfolio Turnover Rate39% Total Advisory Fees Paid$142,292
Holdings [Text Block]

Top Ten States

State	%
New York	16.4%
California	13.2%
Florida	7.8%
Virginia	6.7%
New Jersey	6.2%
Connecticut	5.8%
Wisconsin	5.2%
Illinois	4.2%
Washington	4.0%
Texas	3.9%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Metropolitan Transportation Authority Dedicated Tax Fund Revenue, NY, 5.00%, due 11/15/37	4.8%
Public Finance Authority Revenue, WI, 4.00%, due 11/15/37	4.5%
Washington State Housing Finance Commission Revenue, WA, 5.50%, due 07/01/44	4.0%
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX, 5.50%, due 12/31/58	3.9%
Virginia Small Business Financing Authority Revenue, VA, 5.00%, due 01/01/37	3.9%
University of California Revenue, CA, 5.00%, due 05/15/38	3.8%
New Jersey Economic Development Authority Revenue, NJ, 5.00%, due 06/15/33	3.7%
Triborough Bridge & Tunnel Authority Revenue, NY, 5.00%, due 12/01/34	3.7%
County of Mecklenburg Revenue, NC, 5.00%, due 02/01/38	3.6%
City of San Francisco Public Utilities Commission Water Revenue, CA, 5.00%, due 11/01/34	3.6%

Material Fund Change [Text Block]
C000225200
Shareholder Report [Line Items]
Fund Name	SPDR Nuveen Municipal Bond ETF
Trading Symbol	MBND
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Nuveen Municipal Bond ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Nuveen Municipal Bond ETF	$40	0.40%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the period the Fund closely mirrored the performance of the Index until the volatility experienced during March and April of 2025. The Fund’s longer duration was the primary driver of underperformance during the reporting period. Detracting almost 90bps from relative returns, the longer duration & maturity positioning of the Fund was negatively impacted the Fund after yields increased roughly 30bps during the final three months of the reporting period. However, the Fund’s rating allocations contributed positively. About 15bps of relative return was helped by the Funds overweight position within non-rated bonds. An overweight to BBB and BB rated bonds contributed as well. Sector and security selection was a net positive for the Fund versus the benchmark. Overweight positioning within the Electric Utility space detracted as well as an overweight to Health Care. Security selection benefited the Fund in longer duration, lower credit quality segments of the market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 02/04/21
MBND	1.70%	(0.07%)
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.89%)
Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index	2.55%	0.17%

Performance Inception Date	Feb. 04, 2021
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 28,452,048
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 183,764
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$28,452,048 Number of Portfolio Holdings77 Portfolio Turnover Rate55% Total Advisory Fees Paid$183,764
Holdings [Text Block]

Top Ten States

State	%
California	12.0%
Texas	11.2%
New York	7.2%
Florida	6.4%
Oklahoma	5.5%
Georgia	5.5%
Alabama	5.2%
Utah	3.6%
New Jersey	3.3%
New Mexico	3.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
California Community Choice Financing Authority Revenue, CA, 5.00%, due 09/01/32	3.8%
New Mexico Hospital Equipment Loan Council Revenue, NM, 4.00%, due 08/01/39	3.3%
South Carolina Jobs-Economic Development Authority Revenue, SC, 5.00%, due 11/01/39	2.8%
Oklahoma Turnpike Authority Revenue, OK, 5.00%, due 01/01/44	2.7%
Southeast Energy Authority A Cooperative District Revenue, AL, 5.00%, due 11/01/35	2.7%
Utah Telecommunication Open Infrastructure Agency Revenue, UT, 4.38%, due 06/01/40	2.7%
New York City Industrial Development Agency Revenue, NY, 3.00%, due 03/01/36	2.5%
Triborough Bridge & Tunnel Authority Revenue, NY, 5.00%, due 12/01/34	2.3%
Main Street Natural Gas, Inc. Revenue, GA, 5.00%, due 12/01/53	2.2%
Fort Bend Independent School District, General Obligation, TX, 4.00%, due 02/15/33	2.2%

Material Fund Change [Text Block]
C000173571
Shareholder Report [Line Items]
Fund Name	SPDR SSGA Fixed Income Sector Rotation ETF
Trading Symbol	FISR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR SSGA Fixed Income Sector Rotation ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA Fixed Income Sector Rotation ETF	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period was characterized by divergences in central banks’ monetary policies in response to unsynchronized global economic growth. The Fund underperformed the Bloomberg U.S. Aggregate Bond Index during the reporting period. Although the inflation expectation has largely been quenched, investors fled from long term treasury bonds after the announcement of the U.S. administration's tariff and fiscal bill. The Fund maintained an overweight position in long-term Treasury bonds based on expectations that the U.S. Federal Reserve would lower interest rates as economic conditions normalized. However, this positioning detracted from performance when investors sold off long-term Treasuries following new tariff and fiscal policy announcements. The overweight position in international treasury bonds contributed positively to the Fund’s performance with broad based currency appreciation as the U.S. dollar generally weakened and offset some of the negative impact from the long-term Treasury holdings. The Fund’s overweight position in high yield bonds added value as corporate profit margin were still able to absorb the initial shock coming from the announced tariffs and service the interest charges.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	FISR	Bloomberg U.S. Aggregate Bond Index
04/02/19	$10,000	$10,000
04/30/19	$10,052	$10,032
05/31/19	$10,169	$10,210
06/30/19	$10,381	$10,338
07/31/19	$10,414	$10,361
08/31/19	$10,616	$10,629
09/30/19	$10,602	$10,573
10/31/19	$10,628	$10,604
11/30/19	$10,613	$10,599
12/31/19	$10,645	$10,592
01/31/20	$10,776	$10,795
02/29/20	$10,855	$10,990
03/31/20	$10,680	$10,925
04/30/20	$10,888	$11,119
05/31/20	$10,991	$11,171
06/30/20	$11,047	$11,241
07/31/20	$11,219	$11,409
08/31/20	$11,125	$11,317
09/30/20	$11,099	$11,311
10/31/20	$11,065	$11,261
11/30/20	$11,257	$11,371
12/31/20	$11,288	$11,387
01/31/21	$11,146	$11,305
02/28/21	$10,962	$11,142
03/31/21	$10,828	$11,003
04/30/21	$10,918	$11,090
05/31/21	$10,937	$11,126
06/30/21	$11,079	$11,204
07/31/21	$11,215	$11,329
08/31/21	$11,185	$11,308
09/30/21	$11,059	$11,210
10/31/21	$11,093	$11,207
11/30/21	$11,124	$11,240
12/31/21	$11,084	$11,211
01/31/22	$10,798	$10,970
02/28/22	$10,665	$10,847
03/31/22	$10,355	$10,546
04/30/22	$9,891	$10,146
05/31/22	$9,902	$10,211
06/30/22	$9,774	$10,051
07/31/22	$9,986	$10,296
08/31/22	$9,675	$10,006
09/30/22	$9,232	$9,573
10/31/22	$9,108	$9,449
11/30/22	$9,450	$9,797
12/31/22	$9,347	$9,753
01/31/23	$9,689	$10,053
02/28/23	$9,396	$9,793
03/31/23	$9,664	$10,041
04/30/23	$9,716	$10,102
05/31/23	$9,595	$9,992
06/30/23	$9,566	$9,957
07/31/23	$9,553	$9,950
08/31/23	$9,472	$9,886
09/30/23	$9,218	$9,635
10/31/23	$9,082	$9,483
11/30/23	$9,479	$9,912
12/31/23	$9,835	$10,292
01/31/24	$9,814	$10,263
02/29/24	$9,660	$10,118
03/31/24	$9,736	$10,212
04/30/24	$9,494	$9,954
05/31/24	$9,653	$10,123
06/30/24	$9,746	$10,219
07/31/24	$9,974	$10,457
08/31/24	$10,104	$10,608
09/30/24	$10,256	$10,750
10/31/24	$9,985	$10,483
11/30/24	$10,100	$10,594
12/31/24	$9,931	$10,420
01/31/25	$9,989	$10,476
02/28/25	$10,202	$10,706
03/31/25	$10,196	$10,710
04/30/25	$10,209	$10,752
05/31/25	$10,109	$10,675
06/30/25	$10,275	$10,839

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 04/02/19
FISR	5.43%	(1.44%)	0.44%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.30%

Performance Inception Date	Apr. 02, 2019
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 430,644,429
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 1,086,581
InvestmentCompanyPortfolioTurnover	127.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$430,644,429 Number of Portfolio Holdings9 Portfolio Turnover Rate127% Total Advisory Fees Paid$1,086,581
Holdings [Text Block]

Top Security Types

Asset Type	%
Domestic Fixed Income	100.0%
Short-Term Investments	4.8%

Largest Holdings [Text Block]

Top Holdings

Holdings	%
SPDR Portfolio Intermediate Term Treasury ETF	38.2%
SPDR Portfolio Mortgage-Backed Bond ETF	30.1%
SPDR Portfolio Long Term Treasury ETF	11.2%
SPDR Portfolio Long Term Corporate Bond ETF	10.7%
SPDR Bloomberg 1-3 Month T-Bills ETF	5.5%
SPDR Bloomberg High Yield Bond ETF	4.3%
SPDR Portfolio Intermediate Term Corporate Bond ETF	0.0%

Material Fund Change [Text Block]
C000101919
Shareholder Report [Line Items]
Fund Name	SPDR SSGA Global Allocation ETF
Trading Symbol	GAL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR SSGA Global Allocation ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA Global Allocation ETF	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period was punctuated by relatively strong equity markets at the beginning and end of the time period and choppy market performance in between. While the Fund delivered more stable results than its all-equity benchmark (MSCI ACWI IMI) – the equity market rally during the 2nd quarter of 2025 led to Fund underperformance. The Fund generally maintained an overweight to growth oriented asset classes such as equities and commodities as market and economic trends supported a risk-taking stance, including easing inflation pressures, stimulus from China and expectations for stronger growth and deregulation following President Trump’s election. However, the Fund held an underweight to equities later in the reporting period as volatility increased due to the U.S. administration’s tariff and trade policy. That positioning detracted from value as markets quickly recovered from the initial shock of the trade announcements. The Fund’s global exposure helped to offset that driver of relative underperformance as international equities outperformed U.S. equities amidst improved corporate performance and governance, plans for fiscal expansion in Europe and currency appreciation.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	GAL	MSCI ACWI IMI Index	Bloomberg U.S. Aggregate Bond Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,144	$10,058	$10,070
08/31/15	$9,646	$9,384	$10,055
09/30/15	$9,438	$9,041	$10,123
10/31/15	$9,871	$9,725	$10,125
11/30/15	$9,874	$9,665	$10,098
12/31/15	$9,667	$9,484	$10,065
01/31/16	$9,421	$8,890	$10,204
02/29/16	$9,342	$8,844	$10,276
03/31/16	$9,746	$9,513	$10,371
04/30/16	$9,784	$9,663	$10,410
05/31/16	$9,815	$9,683	$10,413
06/30/16	$9,937	$9,613	$10,600
07/31/16	$10,183	$10,041	$10,667
08/31/16	$10,098	$10,075	$10,655
09/30/16	$10,131	$10,149	$10,649
10/31/16	$9,888	$9,952	$10,567
11/30/16	$9,844	$10,060	$10,317
12/31/16	$9,974	$10,277	$10,332
01/31/17	$10,151	$10,555	$10,352
02/28/17	$10,370	$10,846	$10,422
03/31/17	$10,444	$10,975	$10,416
04/30/17	$10,587	$11,151	$10,497
05/31/17	$10,786	$11,374	$10,577
06/30/17	$10,844	$11,441	$10,567
07/31/17	$11,077	$11,755	$10,612
08/31/17	$11,132	$11,796	$10,707
09/30/17	$11,291	$12,049	$10,656
10/31/17	$11,464	$12,293	$10,663
11/30/17	$11,642	$12,534	$10,649
12/31/17	$11,807	$12,739	$10,698
01/31/18	$12,306	$13,425	$10,575
02/28/18	$11,861	$12,865	$10,474
03/31/18	$11,775	$12,625	$10,542
04/30/18	$11,781	$12,742	$10,463
05/31/18	$11,829	$12,793	$10,538
06/30/18	$11,761	$12,716	$10,525
07/31/18	$11,965	$13,068	$10,527
08/31/18	$12,049	$13,188	$10,595
09/30/18	$12,060	$13,209	$10,527
10/31/18	$11,356	$12,176	$10,444
11/30/18	$11,496	$12,348	$10,506
12/31/18	$10,950	$11,455	$10,699
01/31/19	$11,641	$12,387	$10,813
02/28/19	$11,817	$12,731	$10,806
03/31/19	$11,964	$12,863	$11,014
04/30/19	$12,181	$13,288	$11,017
05/31/19	$11,741	$12,492	$11,212
06/30/19	$12,276	$13,296	$11,353
07/31/19	$12,277	$13,336	$11,378
08/31/19	$12,293	$13,000	$11,673
09/30/19	$12,423	$13,272	$11,611
10/31/19	$12,631	$13,638	$11,646
11/30/19	$12,734	$13,977	$11,640
12/31/19	$13,060	$14,473	$11,632
01/31/20	$12,914	$14,282	$11,855
02/29/20	$12,162	$13,113	$12,069
03/31/20	$10,659	$11,226	$11,998
04/30/20	$11,480	$12,462	$12,211
05/31/20	$11,881	$13,035	$12,268
06/30/20	$12,153	$13,452	$12,345
07/31/20	$12,685	$14,151	$12,530
08/31/20	$13,118	$15,007	$12,428
09/30/20	$12,864	$14,542	$12,422
10/31/20	$12,687	$14,227	$12,366
11/30/20	$13,691	$16,029	$12,488
12/31/20	$14,239	$16,825	$12,505
01/31/21	$14,188	$16,796	$12,415
02/28/21	$14,450	$17,242	$12,236
03/31/21	$14,671	$17,689	$12,083
04/30/21	$15,116	$18,457	$12,178
05/31/21	$15,375	$18,732	$12,218
06/30/21	$15,496	$18,959	$12,304
07/31/21	$15,610	$19,054	$12,442
08/31/21	$15,839	$19,526	$12,418
09/30/21	$15,375	$18,747	$12,310
10/31/21	$15,877	$19,659	$12,307
11/30/21	$15,563	$19,132	$12,343
12/31/21	$15,988	$19,891	$12,312
01/31/22	$15,475	$18,859	$12,047
02/28/22	$15,250	$18,428	$11,912
03/31/22	$15,305	$18,804	$11,581
04/30/22	$14,469	$17,310	$11,142
05/31/22	$14,597	$17,320	$11,214
06/30/22	$13,701	$15,826	$11,038
07/31/22	$14,244	$16,957	$11,307
08/31/22	$13,777	$16,355	$10,988
09/30/22	$12,788	$14,776	$10,513
10/31/22	$13,275	$15,685	$10,377
11/30/22	$14,186	$16,879	$10,759
12/31/22	$13,842	$16,231	$10,710
01/31/23	$14,652	$17,426	$11,040
02/28/23	$14,153	$16,942	$10,754
03/31/23	$14,472	$17,359	$11,027
04/30/23	$14,660	$17,580	$11,094
05/31/23	$14,391	$17,367	$10,973
06/30/23	$14,954	$18,380	$10,934
07/31/23	$15,346	$19,083	$10,927
08/31/23	$14,978	$18,535	$10,857
09/30/23	$14,433	$17,755	$10,581
10/31/23	$14,137	$17,164	$10,414
11/30/23	$15,045	$18,750	$10,886
12/31/23	$15,712	$19,734	$11,302
01/31/24	$15,622	$19,778	$11,271
02/29/24	$16,020	$20,605	$11,112
03/31/24	$16,423	$21,256	$11,215
04/30/24	$16,008	$20,535	$10,931
05/31/24	$16,520	$21,367	$11,117
06/30/24	$16,621	$21,762	$11,222
07/31/24	$16,975	$22,210	$11,484
08/31/24	$17,206	$22,729	$11,649
09/30/24	$17,603	$23,252	$11,805
10/31/24	$17,245	$22,713	$11,512
11/30/24	$17,648	$23,599	$11,634
12/31/24	$17,250	$22,964	$11,444
01/31/25	$17,595	$23,716	$11,504
02/28/25	$17,708	$23,507	$11,757
03/31/25	$17,579	$22,595	$11,762
04/30/25	$17,590	$22,807	$11,808
05/31/25	$18,050	$24,127	$11,723
06/30/25	$18,592	$25,220	$11,904

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
GAL	11.86%	8.87%	6.40%
MSCI ACWI IMI Index	15.89%	13.39%	9.69%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 257,440,969
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 298,412
InvestmentCompanyPortfolioTurnover	139.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$257,440,969 Number of Portfolio Holdings25 Portfolio Turnover Rate139% Total Advisory Fees Paid$298,412
Holdings [Text Block]

Asset Allocation

Asset Type	%
Domestic Fixed Income	32.7%
Domestic Equity	27.8%
International Equity	19.5%
Short-Term Investments	15.2%
International Fixed Income	7.6%
Real Estate	4.9%
Inflation Linked	4.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
SPDR S&P 500 ETF Trust	17.3%
SPDR Portfolio Aggregate Bond ETF	16.6%
SPDR Portfolio Developed World ex-U.S. ETF	8.9%
SPDR Portfolio Emerging Markets ETF	7.5%
SPDR Bloomberg 1-10 Year TIPS ETF	4.0%
SPDR Portfolio Long Term Corporate Bond ETF	3.6%
SPDR Dow Jones REIT ETF	3.4%
SPDR Bloomberg International Corporate Bond ETF	3.1%
SPDR S&P International Small Cap ETF	3.0%
SPDR Bloomberg Emerging Markets USD Bond ETF	3.0%

Material Fund Change [Text Block]
C000101917
Shareholder Report [Line Items]
Fund Name	SPDR SSGA Income Allocation ETF
Trading Symbol	INKM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR SSGA Income Allocation ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA Income Allocation ETF	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period was punctuated by relatively strong equity markets at the beginning and end of the time period and choppy market performance in between. The Fund underperformed its primary benchmark and outperformed its secondary benchmark. The Fund generally maintained an overweight to growth oriented asset classes such as equities and commodities as market and economic trends supported a risk-taking stance, including easing inflation pressures, stimulus from China and expectations for stronger growth and deregulation following President Trump’s election. However, the Fund held an underweight to equities later in the reporting period as volatility increased due to the U.S. administration’s tariff and trade policy. That positioning detracted from value as markets quickly recovered from the initial shock of the trade announcements. The Fund’s investments in non-U.S. dividend paying companies helped to add value as international dividend payers not only outperformed U.S. equities but they also outpaced international equities generally as they suffered less downside risk during volatility associated with yen carry trade unwinds and tariff volatility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	INKM	Bloomberg U.S. Aggregate Bond Index	MSCI World Index	Bloomberg U.S. Long Government/Credit Bond Index
06/30/15	$10,000	$10,000	$10,000	$10,000
07/31/15	$10,127	$10,070	$10,180	$10,218
08/31/15	$9,703	$10,055	$9,506	$10,136
09/30/15	$9,556	$10,123	$9,155	$10,218
10/31/15	$9,937	$10,125	$9,881	$10,260
11/30/15	$9,867	$10,098	$9,832	$10,202
12/31/15	$9,691	$10,065	$9,659	$10,122
01/31/16	$9,532	$10,204	$9,081	$10,334
02/29/16	$9,557	$10,276	$9,013	$10,561
03/31/16	$9,998	$10,371	$9,625	$10,861
04/30/16	$10,091	$10,410	$9,777	$10,994
05/31/16	$10,121	$10,413	$9,832	$11,030
06/30/16	$10,377	$10,600	$9,722	$11,572
07/31/16	$10,621	$10,667	$10,133	$11,868
08/31/16	$10,572	$10,655	$10,141	$11,865
09/30/16	$10,564	$10,649	$10,195	$11,715
10/31/16	$10,302	$10,567	$9,998	$11,383
11/30/16	$10,178	$10,317	$10,142	$10,719
12/31/16	$10,331	$10,332	$10,384	$10,797
01/31/17	$10,468	$10,352	$10,635	$10,830
02/28/17	$10,684	$10,422	$10,930	$11,029
03/31/17	$10,721	$10,416	$11,046	$10,967
04/30/17	$10,852	$10,497	$11,210	$11,137
05/31/17	$11,040	$10,577	$11,447	$11,362
06/30/17	$11,081	$10,567	$11,491	$11,449
07/31/17	$11,264	$10,612	$11,766	$11,479
08/31/17	$11,337	$10,707	$11,783	$11,736
09/30/17	$11,379	$10,656	$12,047	$11,623
10/31/17	$11,438	$10,663	$12,275	$11,670
11/30/17	$11,604	$10,649	$12,541	$11,732
12/31/17	$11,739	$10,698	$12,710	$11,954
01/31/18	$11,916	$10,575	$13,381	$11,708
02/28/18	$11,486	$10,474	$12,827	$11,338
03/31/18	$11,537	$10,542	$12,547	$11,525
04/30/18	$11,464	$10,463	$12,692	$11,301
05/31/18	$11,467	$10,538	$12,771	$11,430
06/30/18	$11,451	$10,525	$12,765	$11,359
07/31/18	$11,654	$10,527	$13,164	$11,387
08/31/18	$11,670	$10,595	$13,327	$11,484
09/30/18	$11,584	$10,527	$13,401	$11,306
10/31/18	$11,267	$10,444	$12,417	$10,927
11/30/18	$11,406	$10,506	$12,558	$10,987
12/31/18	$11,121	$10,699	$11,603	$11,394
01/31/19	$11,736	$10,813	$12,506	$11,649
02/28/19	$11,820	$10,806	$12,882	$11,585
03/31/19	$11,996	$11,014	$13,051	$12,129
04/30/19	$12,107	$11,017	$13,514	$12,080
05/31/19	$11,934	$11,212	$12,734	$12,579
06/30/19	$12,359	$11,353	$13,573	$12,928
07/31/19	$12,391	$11,378	$13,640	$13,022
08/31/19	$12,418	$11,673	$13,361	$14,048
09/30/19	$12,640	$11,611	$13,646	$13,780
10/31/19	$12,733	$11,646	$13,993	$13,772
11/30/19	$12,792	$11,640	$14,383	$13,783
12/31/19	$13,023	$11,632	$14,814	$13,626
01/31/20	$13,039	$11,855	$14,723	$14,338
02/29/20	$12,544	$12,069	$13,479	$14,913
03/31/20	$10,559	$11,998	$11,695	$14,472
04/30/20	$11,297	$12,211	$12,973	$15,125
05/31/20	$11,538	$12,268	$13,599	$15,138
06/30/20	$11,795	$12,345	$13,959	$15,373
07/31/20	$12,181	$12,530	$14,627	$16,189
08/31/20	$12,299	$12,428	$15,604	$15,582
09/30/20	$12,133	$12,422	$15,066	$15,560
10/31/20	$12,079	$12,366	$14,604	$15,314
11/30/20	$13,035	$12,488	$16,471	$15,853
12/31/20	$13,411	$12,505	$17,169	$15,822
01/31/21	$13,367	$12,415	$16,999	$15,351
02/28/21	$13,587	$12,236	$17,434	$14,707
03/31/21	$13,812	$12,083	$18,014	$14,175
04/30/21	$14,122	$12,178	$18,853	$14,452
05/31/21	$14,316	$12,218	$19,124	$14,570
06/30/21	$14,378	$12,304	$19,409	$15,088
07/31/21	$14,391	$12,442	$19,757	$15,507
08/31/21	$14,522	$12,418	$20,249	$15,460
09/30/21	$14,258	$12,310	$19,408	$15,099
10/31/21	$14,484	$12,307	$20,507	$15,345
11/30/21	$14,231	$12,343	$20,058	$15,551
12/31/21	$14,555	$12,312	$20,915	$15,424
01/31/22	$14,345	$12,047	$19,809	$14,667
02/28/22	$14,089	$11,912	$19,308	$14,295
03/31/22	$14,131	$11,581	$19,837	$13,734
04/30/22	$13,461	$11,142	$18,189	$12,457
05/31/22	$13,598	$11,214	$18,203	$12,418
06/30/22	$12,881	$11,038	$16,626	$12,049
07/31/22	$13,329	$11,307	$17,947	$12,501
08/31/22	$12,966	$10,988	$17,196	$11,952
09/30/22	$11,977	$10,513	$15,598	$10,960
10/31/22	$12,258	$10,377	$16,718	$10,546
11/30/22	$12,972	$10,759	$17,880	$11,404
12/31/22	$12,732	$10,710	$17,121	$11,246
01/31/23	$13,532	$11,040	$18,332	$11,987
02/28/23	$13,089	$10,754	$17,892	$11,392
03/31/23	$13,205	$11,027	$18,444	$11,894
04/30/23	$13,313	$11,094	$18,768	$11,978
05/31/23	$12,984	$10,973	$18,580	$11,650
06/30/23	$13,369	$10,934	$19,704	$11,740
07/31/23	$13,627	$10,927	$20,366	$11,613
08/31/23	$13,348	$10,857	$19,880	$11,344
09/30/23	$12,863	$10,581	$19,022	$10,639
10/31/23	$12,499	$10,414	$18,470	$10,160
11/30/23	$13,350	$10,886	$20,202	$11,165
12/31/23	$14,043	$11,302	$21,193	$12,047
01/31/24	$13,924	$11,271	$21,448	$11,863
02/29/24	$13,945	$11,112	$22,357	$11,573
03/31/24	$14,232	$11,215	$23,076	$11,757
04/30/24	$13,842	$10,931	$22,218	$11,115
05/31/24	$14,181	$11,117	$23,210	$11,429
06/30/24	$14,186	$11,222	$23,683	$11,554
07/31/24	$14,685	$11,484	$24,100	$11,941
08/31/24	$15,018	$11,649	$24,737	$12,190
09/30/24	$15,315	$11,805	$25,190	$12,473
10/31/24	$15,039	$11,512	$24,690	$11,889
11/30/24	$15,363	$11,634	$25,823	$12,128
12/31/24	$14,853	$11,444	$25,150	$11,547
01/31/25	$15,077	$11,504	$26,038	$11,596
02/28/25	$15,303	$11,757	$25,851	$12,096
03/31/25	$15,221	$11,762	$24,700	$11,959
04/30/25	$15,258	$11,808	$24,919	$11,821
05/31/25	$15,402	$11,723	$26,394	$11,617
06/30/25	$15,694	$11,904	$27,533	$11,937

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
INKM	10.62%	5.88%	4.61%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
MSCI World Index	16.26%	14.55%	10.66%
Bloomberg U.S. Long Government/Credit Bond Index	3.32%	(4.93%)	1.79%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 67,540,734
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 122,574
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$67,540,734 Number of Portfolio Holdings17 Portfolio Turnover Rate99% Total Advisory Fees Paid$122,574
Holdings [Text Block]

Asset Allocation

Asset Type	%
Domestic Fixed Income	42.0%
Domestic Equity	27.6%
Short-Term Investments	17.4%
International Fixed Income	14.3%
International Equity	9.2%
Real Estate	6.9%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
SPDR Portfolio Long Term Treasury ETF	14.0%
SPDR Ssga U.S. Equity Premium Income ETF	10.1%
SPDR Bloomberg High Yield Bond ETF	10.0%
SPDR Bloomberg Emerging Markets USD Bond ETF	9.2%
SPDR S&P Global Infrastructure ETF	9.2%
SPDR Dow Jones REIT ETF	6.9%
SPDR Blackstone Senior Loan ETF	6.1%
SPDR ICE Preferred Securities ETF	6.0%
SPDR Portfolio S&P 500 High Dividend ETF	5.7%
Schwab U.S. Dividend Equity ETF	5.7%

Material Fund Change [Text Block]
C000101916
Shareholder Report [Line Items]
Fund Name	SPDR SSGA Multi-Asset Real Return ETF
Trading Symbol	RLY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR SSGA Multi-Asset Real Return ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA Multi-Asset Real Return ETF	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period was characterized by positive returns for most asset classes, but particularly global infrastructure, metals and mining, and global REITs. In that environment, the multi-asset exposure of the Fund led to outperformance when measured against an all-fixed income benchmark such as the Bloomberg U.S. Government Inflation-Linked Bond Index and a broad commodity Index such as the DBIQ Optimum Yield Diversified Commodity Index. The Fund experienced challenging performance relative to its custom benchmark in the bookend quarters. In Q3 2024, inflation was grinding lower, and the U.S. Federal Reserve began cutting rates, which sent yields across the curve meaningfully lower. This was a tailwind for rate sensitive assets like REITs, which outperformed. The Fund was underweight REITs, with an overweight to energy, which underperformed as slowing economic growth and solid supply weighed on the sector. The allocation to energy was also a detractor in Q2 2025 as the sector sold off following the tariff announcement. Aspects of the Fund’s strategy which benefited performance were targeted overweight allocations to global infrastructure and metals and mining, two of the top performing assets over the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	RLY	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government Inflation-Linked Bond Index	DBIQ Optimum Yield Diversified Commodity Index Excess Return
06/30/15	$10,000	$10,000	$10,000	$10,000
07/31/15	$9,552	$10,070	$10,031	$8,781
08/31/15	$9,163	$10,055	$9,946	$8,771
09/30/15	$8,803	$10,123	$9,878	$8,410
10/31/15	$9,198	$10,125	$9,909	$8,471
11/30/15	$8,955	$10,098	$9,900	$7,913
12/31/15	$8,671	$10,065	$9,816	$7,444
01/31/16	$8,415	$10,204	$9,967	$7,146
02/29/16	$8,550	$10,276	$10,084	$7,105
03/31/16	$9,073	$10,371	$10,274	$7,424
04/30/16	$9,417	$10,410	$10,314	$8,124
05/31/16	$9,275	$10,413	$10,236	$8,240
06/30/16	$9,578	$10,600	$10,459	$8,559
07/31/16	$9,656	$10,667	$10,564	$8,007
08/31/16	$9,571	$10,655	$10,518	$8,054
09/30/16	$9,707	$10,649	$10,571	$8,419
10/31/16	$9,487	$10,567	$10,520	$8,374
11/30/16	$9,521	$10,317	$10,308	$8,553
12/31/16	$9,715	$10,332	$10,292	$8,870
01/31/17	$9,849	$10,352	$10,381	$8,818
02/28/17	$9,841	$10,422	$10,437	$8,828
03/31/17	$9,765	$10,416	$10,432	$8,540
04/30/17	$9,689	$10,497	$10,495	$8,330
05/31/17	$9,675	$10,577	$10,492	$8,189
06/30/17	$9,631	$10,567	$10,389	$8,108
07/31/17	$9,958	$10,612	$10,433	$8,420
08/31/17	$9,999	$10,707	$10,553	$8,469
09/30/17	$10,141	$10,656	$10,483	$8,635
10/31/17	$10,255	$10,663	$10,505	$8,975
11/30/17	$10,344	$10,649	$10,525	$9,060
12/31/17	$10,707	$10,698	$10,631	$9,328
01/31/18	$10,991	$10,575	$10,537	$9,591
02/28/18	$10,482	$10,474	$10,423	$9,299
03/31/18	$10,560	$10,542	$10,540	$9,492
04/30/18	$10,858	$10,463	$10,534	$9,843
05/31/18	$10,999	$10,538	$10,577	$10,082
06/30/18	$10,907	$10,525	$10,624	$9,886
07/31/18	$10,906	$10,527	$10,569	$9,646
08/31/18	$10,750	$10,595	$10,647	$9,691
09/30/18	$10,901	$10,527	$10,526	$10,003
10/31/18	$10,249	$10,444	$10,362	$9,464
11/30/18	$9,961	$10,506	$10,417	$8,521
12/31/18	$9,521	$10,699	$10,474	$8,124
01/31/19	$10,270	$10,813	$10,621	$8,709
02/28/19	$10,386	$10,806	$10,617	$8,960
03/31/19	$10,509	$11,014	$10,823	$8,915
04/30/19	$10,539	$11,017	$10,858	$9,007
05/31/19	$10,098	$11,212	$11,053	$8,483
06/30/19	$10,612	$11,353	$11,143	$8,799
07/31/19	$10,506	$11,378	$11,187	$8,723
08/31/19	$10,325	$11,673	$11,476	$8,273
09/30/19	$10,463	$11,611	$11,307	$8,348
10/31/19	$10,611	$11,646	$11,335	$8,517
11/30/19	$10,592	$11,640	$11,355	$8,474
12/31/19	$10,971	$11,632	$11,391	$8,986
01/31/20	$10,550	$11,855	$11,647	$8,205
02/29/20	$9,839	$12,069	$11,821	$7,640
03/31/20	$8,229	$11,998	$11,610	$6,339
04/30/20	$8,754	$12,211	$11,949	$6,128
05/31/20	$9,093	$12,268	$11,979	$6,649
06/30/20	$9,264	$12,345	$12,116	$6,922
07/31/20	$9,600	$12,530	$12,423	$7,283
08/31/20	$9,859	$12,428	$12,549	$7,601
09/30/20	$9,530	$12,422	$12,502	$7,376
10/31/20	$9,359	$12,366	$12,416	$7,147
11/30/20	$10,336	$12,488	$12,563	$7,868
12/31/20	$10,876	$12,505	$12,706	$8,278
01/31/21	$10,920	$12,415	$12,741	$8,576
02/28/21	$11,557	$12,236	$12,507	$9,466
03/31/21	$11,762	$12,083	$12,474	$9,367
04/30/21	$12,286	$12,178	$12,660	$10,138
05/31/21	$12,728	$12,218	$12,815	$10,515
06/30/21	$12,703	$12,304	$12,905	$10,904
07/31/21	$12,808	$12,442	$13,268	$11,084
08/31/21	$12,752	$12,418	$13,240	$10,908
09/30/21	$12,773	$12,310	$13,137	$11,459
10/31/21	$13,384	$12,307	$13,292	$12,141
11/30/21	$12,726	$12,343	$13,425	$11,058
12/31/21	$13,388	$12,312	$13,468	$11,799
01/31/22	$13,760	$12,047	$13,169	$12,734
02/28/22	$14,304	$11,912	$13,277	$13,568
03/31/22	$15,299	$11,581	$13,021	$14,869
04/30/22	$15,031	$11,142	$12,737	$15,794
05/31/22	$15,569	$11,214	$12,582	$16,343
06/30/22	$14,045	$11,038	$12,166	$15,196
07/31/22	$14,474	$11,307	$12,718	$14,929
08/31/22	$14,290	$10,988	$12,376	$14,734
09/30/22	$13,086	$10,513	$11,526	$13,623
10/31/22	$14,020	$10,377	$11,671	$14,311
11/30/22	$14,828	$10,759	$11,895	$14,407
12/31/22	$14,403	$10,710	$11,770	$14,018
01/31/23	$15,069	$11,040	$11,996	$14,067
02/28/23	$14,402	$10,754	$11,830	$13,468
03/31/23	$14,504	$11,027	$12,176	$13,386
04/30/23	$14,568	$11,094	$12,184	$13,224
05/31/23	$13,630	$10,973	$12,039	$12,368
06/30/23	$14,155	$10,934	$12,004	$12,669
07/31/23	$14,896	$10,927	$12,011	$13,695
08/31/23	$14,537	$10,857	$11,898	$13,611
09/30/23	$14,350	$10,581	$11,668	$13,749
10/31/23	$13,964	$10,414	$11,573	$13,446
11/30/23	$14,490	$10,886	$11,897	$13,157
12/31/23	$14,796	$11,302	$12,222	$12,606
01/31/24	$14,409	$11,271	$12,241	$12,749
02/29/24	$14,414	$11,112	$12,111	$12,497
03/31/24	$15,194	$11,215	$12,210	$13,001
04/30/24	$15,151	$10,931	$11,996	$13,191
05/31/24	$15,620	$11,117	$12,211	$13,052
06/30/24	$15,235	$11,222	$12,303	$13,010
07/31/24	$15,476	$11,484	$12,525	$12,521
08/31/24	$15,577	$11,649	$12,626	$12,273
09/30/24	$15,850	$11,805	$12,817	$12,311
10/31/24	$15,653	$11,512	$12,584	$12,345
11/30/24	$15,872	$11,634	$12,646	$12,106
12/31/24	$15,142	$11,444	$12,438	$12,318
01/31/25	$15,595	$11,504	$12,600	$12,590
02/28/25	$15,655	$11,757	$12,887	$12,581
03/31/25	$15,995	$11,762	$12,955	$12,880
04/30/25	$15,641	$11,808	$12,962	$11,760
05/31/25	$16,030	$11,723	$12,882	$11,871
06/30/25	$16,490	$11,904	$13,005	$12,377

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
RLY	8.24%	12.22%	5.13%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
Bloomberg U.S. Government Inflation-Linked Bond Index	5.71%	1.43%	2.66%
DBIQ Optimum Yield Diversified Commodity Index Excess Return	(4.87%)	12.33%	2.16%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 504,639,763
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 683,198
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$504,639,763 Number of Portfolio Holdings13 Portfolio Turnover Rate56% Total Advisory Fees Paid$683,198
Holdings [Text Block]

Asset Allocation

Asset Type	%
International Equity	24.4%
Natural Resources	24.4%
Domestic Fixed Income	24.2%
Inflation Linked	10.8%
Short-Term Investments	9.6%
Real Estate	7.7%
International Fixed Income	5.0%
Domestic Equity	3.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	23.6%
SPDR S&P Global Infrastructure ETF	23.2%
SPDR S&P Global Natural Resources ETF	20.9%
SPDR Bloomberg 1-10 Year TIPS ETF	10.8%
SPDR Dow Jones REIT ETF	5.4%
SPDR FTSE International Government Inflation-Protected Bond ETF	5.0%
SPDR S&P Metals & Mining ETF	3.5%
The Energy Select Sector SPDR Fund	3.5%
SPDR Dow Jones International Real Estate ETF	2.3%
VanEck Agribusiness ETF	1.3%

Material Fund Change [Text Block]
C000119098
Shareholder Report [Line Items]
Fund Name	SPDR SSGA Ultra Short Term Bond ETF
Trading Symbol	ULST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR SSGA Ultra Short Term Bond ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA Ultra Short Term Bond ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The economy’s continued strength in the context of a significant improvement in inflation led to four 25bps by the U.S. Federal Reserve Funds rate cuts, a significant decline in short-term interest rates, and moderately tighter investment-grade credit spreads during the reporting period. The Fund’s over-weight allocation to duration and investment grade corporate credit were the primary drivers of the Fund’s out-performance of the Index during the reporting period, while yield curve roll-down detracted from Fund performance. The Fund maintained a duration profile of 0.90 during the reporting period. The Fund used treasury futures to actively manage duration during the reporting period.

The Fund’s use of treasury futures contributed to Fund performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	ULST	Bloomberg U.S. Aggregate Bond Index	Bloomberg US Treasury Bellwether 3 Month Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,001	$10,070	$10,000
08/31/15	$9,997	$10,055	$10,001
09/30/15	$9,997	$10,123	$10,003
10/31/15	$9,999	$10,125	$10,002
11/30/15	$9,998	$10,098	$10,003
12/31/15	$9,992	$10,065	$10,006
01/31/16	$9,997	$10,204	$10,005
02/29/16	$9,997	$10,276	$10,008
03/31/16	$10,030	$10,371	$10,014
04/30/16	$10,050	$10,410	$10,016
05/31/16	$10,062	$10,413	$10,017
06/30/16	$10,065	$10,600	$10,021
07/31/16	$10,096	$10,667	$10,024
08/31/16	$10,112	$10,655	$10,026
09/30/16	$10,118	$10,649	$10,032
10/31/16	$10,128	$10,567	$10,035
11/30/16	$10,135	$10,317	$10,036
12/31/16	$10,144	$10,332	$10,040
01/31/17	$10,160	$10,352	$10,045
02/28/17	$10,175	$10,422	$10,050
03/31/17	$10,185	$10,416	$10,051
04/30/17	$10,196	$10,497	$10,057
05/31/17	$10,208	$10,577	$10,063
06/30/17	$10,219	$10,567	$10,071
07/31/17	$10,231	$10,612	$10,081
08/31/17	$10,242	$10,707	$10,091
09/30/17	$10,255	$10,656	$10,099
10/31/17	$10,267	$10,663	$10,108
11/30/17	$10,275	$10,649	$10,117
12/31/17	$10,285	$10,698	$10,128
01/31/18	$10,302	$10,575	$10,140
02/28/18	$10,312	$10,474	$10,150
03/31/18	$10,321	$10,542	$10,164
04/30/18	$10,343	$10,463	$10,178
05/31/18	$10,364	$10,538	$10,193
06/30/18	$10,383	$10,525	$10,210
07/31/18	$10,406	$10,527	$10,226
08/31/18	$10,431	$10,595	$10,243
09/30/18	$10,449	$10,527	$10,260
10/31/18	$10,465	$10,444	$10,279
11/30/18	$10,472	$10,506	$10,298
12/31/18	$10,480	$10,699	$10,318
01/31/19	$10,524	$10,813	$10,341
02/28/19	$10,551	$10,806	$10,359
03/31/19	$10,584	$11,014	$10,381
04/30/19	$10,618	$11,017	$10,401
05/31/19	$10,645	$11,212	$10,424
06/30/19	$10,673	$11,353	$10,448
07/31/19	$10,697	$11,378	$10,467
08/31/19	$10,723	$11,673	$10,488
09/30/19	$10,744	$11,611	$10,507
10/31/19	$10,771	$11,646	$10,529
11/30/19	$10,793	$11,640	$10,541
12/31/19	$10,815	$11,632	$10,556
01/31/20	$10,849	$11,855	$10,570
02/29/20	$10,867	$12,069	$10,586
03/31/20	$10,531	$11,998	$10,618
04/30/20	$10,703	$12,211	$10,618
05/31/20	$10,794	$12,268	$10,619
06/30/20	$10,872	$12,345	$10,620
07/31/20	$10,917	$12,530	$10,622
08/31/20	$10,941	$12,428	$10,623
09/30/20	$10,948	$12,422	$10,624
10/31/20	$10,958	$12,366	$10,625
11/30/20	$10,974	$12,488	$10,626
12/31/20	$10,982	$12,505	$10,627
01/31/21	$10,996	$12,415	$10,628
02/28/21	$11,000	$12,236	$10,629
03/31/21	$10,999	$12,083	$10,630
04/30/21	$11,006	$12,178	$10,631
05/31/21	$11,014	$12,218	$10,631
06/30/21	$11,018	$12,304	$10,630
07/31/21	$11,020	$12,442	$10,631
08/31/21	$11,023	$12,418	$10,631
09/30/21	$11,025	$12,310	$10,631
10/31/21	$11,018	$12,307	$10,631
11/30/21	$11,007	$12,343	$10,631
12/31/21	$11,007	$12,312	$10,632
01/31/22	$10,989	$12,047	$10,632
02/28/22	$10,959	$11,912	$10,633
03/31/22	$10,940	$11,581	$10,636
04/30/22	$10,937	$11,142	$10,638
05/31/22	$10,938	$11,214	$10,646
06/30/22	$10,902	$11,038	$10,648
07/31/22	$10,935	$11,307	$10,654
08/31/22	$10,965	$10,988	$10,673
09/30/22	$10,974	$10,513	$10,697
10/31/22	$10,992	$10,377	$10,716
11/30/22	$11,049	$10,759	$10,752
12/31/22	$11,100	$10,710	$10,792
01/31/23	$11,169	$11,040	$10,829
02/28/23	$11,192	$10,754	$10,866
03/31/23	$11,248	$11,027	$10,913
04/30/23	$11,297	$11,094	$10,950
05/31/23	$11,327	$10,973	$10,996
06/30/23	$11,364	$10,934	$11,046
07/31/23	$11,419	$10,927	$11,094
08/31/23	$11,471	$10,857	$11,144
09/30/23	$11,499	$10,581	$11,194
10/31/23	$11,541	$10,414	$11,245
11/30/23	$11,636	$10,886	$11,296
12/31/23	$11,729	$11,302	$11,349
01/31/24	$11,785	$11,271	$11,397
02/29/24	$11,807	$11,112	$11,445
03/31/24	$11,863	$11,215	$11,497
04/30/24	$11,885	$10,931	$11,546
05/31/24	$11,953	$11,117	$11,602
06/30/24	$12,007	$11,222	$11,650
07/31/24	$12,099	$11,484	$11,702
08/31/24	$12,178	$11,649	$11,758
09/30/24	$12,252	$11,805	$11,810
10/31/24	$12,250	$11,512	$11,855
11/30/24	$12,300	$11,634	$11,901
12/31/24	$12,334	$11,444	$11,949
01/31/25	$12,386	$11,504	$11,995
02/28/25	$12,449	$11,757	$12,033
03/31/25	$12,499	$11,762	$12,074
04/30/25	$12,559	$11,808	$12,116
05/31/25	$12,586	$11,723	$12,160
06/30/25	$12,649	$11,904	$12,201

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
ULST	5.34%	3.07%	2.38%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
Bloomberg US Treasury Bellwether 3 Month Index	4.73%	2.81%	2.01%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 654,873,239
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 1,157,989
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$654,873,239 Number of Portfolio Holdings170 Portfolio Turnover Rate60% Total Advisory Fees Paid$1,157,989
Holdings [Text Block]

Top Ten Security Types

Asset Type	%
U.S. Treasury Obligations	29.9%
Banks	14.0%
Short-Term Investments	11.4%
Auto Manufacturers	3.9%
Asset-Backed Securities	3.9%
Chemicals	2.7%
Software	2.4%
Agriculture	2.3%
REITS	2.3%
Electronics	2.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 4.13%, due 02/28/27	10.7%
U.S. Treasury Bills, 3.98%, due 07/15/25	5.3%
U.S. Treasury Bills, 4.15%, due 07/08/25	4.6%
U.S. Treasury Bills, 4.20%, due 08/05/25	4.6%
U.S. Treasury Notes, 4.75%, due 07/31/25	3.1%
Tyco Electronics Group SA, 4.50%, due 02/13/26	2.3%
Microsoft Corp., 3.40%, due 09/15/26	1.9%
Sumitomo Mitsui Financial Group, Inc., 5.46%, due 01/13/26	1.5%
Mitsubishi UFJ Financial Group, Inc., 3.85%, due 03/01/26	1.5%
Sumitomo Mitsui Financial Group, Inc., 3.78%, due 03/09/26	1.5%

Material Fund Change [Text Block]
C000253545
Shareholder Report [Line Items]
Fund Name	SPDR SSGA US Equity Premium Income ETF
Trading Symbol	SPIN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR SSGA US Equity Premium Income ETF (the "Fund") for the period of September 5, 2024 (commencement of operations) through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA US Equity Premium Income ETF	$24	0.28%

The dollar amount above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserve, and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly elected Trump administration. The secular growth story continued to be dominated by artificial intelligence, but the focus was not just on companies that might capitalize on the megatrend, like NVIDIA Corp., but also on those who might be left behind by it, such as Apple Inc., and Alphabet Inc..

The strategy underperformed during the period since inception (9/4/24), driven in part by a narrow momentum-driven market post U.S. election, and from the impact of the call writing strategy limiting upside in Q2 2025. Quality was a notable laggard during the period.

The Fund outperformed in industrials with positions helped by secular themes like reshoring, infrastructure, electrification, and data center investment. Underperformance in healthcare impacted by negative sentiment around policy changes under the Trump administration.

Call Writing helped to generate income and reduce volatility, however limited upside and detracted from performance against the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SPIN	S&P 500 Index
09/05/24	$10,000	$10,000
09/30/24	$10,301	$10,450
10/31/24	$10,273	$10,355
11/30/24	$10,775	$10,963
12/31/24	$10,589	$10,701
01/31/25	$10,788	$10,999
02/28/25	$10,601	$10,856
03/31/25	$10,091	$10,244
04/30/25	$10,056	$10,175
05/31/25	$10,356	$10,815
06/30/25	$10,772	$11,365

Average Annual Return [Table Text Block]
Name	Since Inception 09/05/24
SPIN	7.72%
S&P 500 Index	13.65%

Performance Inception Date	Sep. 05, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 11,291,726
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 16,016
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$11,291,726 Number of Portfolio Holdings98 Portfolio Turnover Rate43% Total Advisory Fees Paid$16,016
Holdings [Text Block]

Top Ten Industries

Industry	%
Semiconductors & Semiconductor Equipment	14.9%
Software	13.4%
Interactive Media & Services	8.7%
Technology Hardware, Storage & Peripherals	5.1%
Broadline Retail	4.8%
Capital Markets	4.4%
Banks	4.0%
Financial Services	3.6%
Pharmaceuticals	3.5%
Specialty Retail	2.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	8.7%
Microsoft Corp.	8.3%
Apple, Inc.	5.1%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	4.2%
Alphabet, Inc., Class A	4.0%
Broadcom, Inc.	3.2%
JPMorgan Chase & Co.	2.2%
Visa, Inc., Class A	1.9%
Bank of America Corp.	1.8%

Material Fund Change [Text Block]
C000170017
Shareholder Report [Line Items]
Fund Name	SPDR SSGA US Sector Rotation ETF
Trading Symbol	XLSR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR SSGA US Sector Rotation ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA US Sector Rotation ETF	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period was punctuated by relatively strong equity markets at the beginning and end of the time period and choppy market performance that was largely confined to the middle quarters. The Fund, which provides exposure to U.S. large cap equities, provided positive returns during the last 12 months, driven by exposure to technology, communication services, industrials and consumer discretionary sectors which produced strong returns. The Fund experienced challenging performance relative to its benchmark, the S&P 500 Index, in the bookend quarters. In the third quarter of 2024, targeted allocations to technology and communication services were a headwind as defensive and rate sensitive sectors outperformed as yields fell meaningfully across the curve and investor risk appetite declined. In the second quarter of 2025, an overweight to energy in April detracted as the tariff announcements on April 2nd send the sector materially lower. Elsewhere, exposures to health care and consumer staples negatively impacted performance as both sectors trailed the S&P 500. Positioning in financials, materials, and communication services over the reporting period were positive, but couldn’t offset weakness elsewhere.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 04/02/19
XLSR	8.65%	12.62%	11.88%
S&P 500 Index	15.16%	16.64%	15.00%

Performance Inception Date	Apr. 02, 2019
Material Change Date	Jun. 30, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 749,324,539
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 3,692,005
InvestmentCompanyPortfolioTurnover	183.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$749,324,539 Number of Portfolio Holdings33 Portfolio Turnover Rate183% Total Advisory Fees Paid$3,692,005
Holdings [Text Block]

Top Security Types

Asset	%
Mutual Funds and Exchange Traded Products	74.1%
Common Stocks	25.6%
Short-Term Investments	15.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
The Technology Select Sector SPDR Fund	17.5%
The Health Care Select Sector SPDR Fund	15.1%
The Financial Select Sector SPDR Fund	12.2%
The Consumer Staples Select Sector SPDR Fund	8.9%
The Consumer Discretionary Select Sector SPDR Fund	8.6%
The Communication Services Select Sector SPDR Fund	3.9%
Meta Platforms, Inc., Class A	3.7%
NVIDIA Corp.	3.7%
Microsoft Corp.	3.5%
Real Estate Select Sector SPDR Fund	3.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective May 6, 2025, the Fund’s principal investment strategy changed. Previously, the Fund primarily invested in exchange-traded funds (ETFs) that each focused on common stocks of companies included in an individual sector of the S&P 500 Index, as determined by the Global Industry Classification Standard (GICS®) (each, an “Equity Sector” and collectively, the “Equity Sectors”) (each such ETF, an “Equity Sector ETF”). As of the Effective Date, the Fund primarily invests in (i) Equity Sector ETFs and (ii) common stocks of companies included in the Equity Sectors.

Material Fund Change Strategies [Text Block]

Effective May 6, 2025, the Fund’s principal investment strategy changed. Previously, the Fund primarily invested in exchange-traded funds (ETFs) that each focused on common stocks of companies included in an individual sector of the S&P 500 Index, as determined by the Global Industry Classification Standard (GICS®) (each, an “Equity Sector” and collectively, the “Equity Sectors”) (each such ETF, an “Equity Sector ETF”). As of the Effective Date, the Fund primarily invests in (i) Equity Sector ETFs and (ii) common stocks of companies included in the Equity Sectors.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.